Intangible assets - Schedule of Changes in Intangible Assets with Finite Lives (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 124.8	$ 131.1
Intangible assets, ending balance	122.2	124.8
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	9.0
Intangible assets, ending balance	6.4	9.0
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	23.5	23.6
Additions	3.2	0.1
Impact of foreign currency translation		(0.2)
Intangible assets, ending balance	26.7	23.5
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(14.5)	(8.3)
Amortization	5.8	6.3
Impact of foreign currency translation		(0.1)
Intangible assets, ending balance	(20.3)	(14.5)
Intangible assets with finite lives | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3.4
Intangible assets, ending balance	4.9	3.4
Intangible assets with finite lives | Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5.6	5.7
Additions	2.9	0.0
Impact of foreign currency translation		(0.1)
Intangible assets, ending balance	8.5	5.6
Intangible assets with finite lives | Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2.2)	(1.3)
Amortization	1.4	1.0
Impact of foreign currency translation		(0.1)
Intangible assets, ending balance	(3.6)	(2.2)
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5.6
Intangible assets, ending balance	1.5	5.6
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	17.9	17.9
Additions	0.3	0.1
Impact of foreign currency translation		(0.1)
Intangible assets, ending balance	18.2	17.9
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(12.3)	(7.0)
Amortization	4.4	5.3
Impact of foreign currency translation		0.0
Intangible assets, ending balance	$ (16.7)	$ (12.3)